Nuveen Dividend Value Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS - 98.2%
Aerospace & Defense - 1.7%
708,948 Raytheon Technologies Corp $ 63,940,020
Air Freight & Logistics - 0.5%
91,003 United Parcel Service Inc 18,401,717
Automobiles - 1.6%
1,820,531 Ford Motor Co 36,956,779
860,238 Volkswagen AG, ADR 24,723,240
Total Automobiles 61,680,019
Banks - 7.9%
2,180,509 Bank of America Corp 100,608,685
2,743,473 Huntington Bancshares Inc/OH 41,316,704
743,927 Truist Financial Corp 46,733,494
315,714 Webster Financial Corp 17,935,712
1,784,041 Wells Fargo & Co 95,981,406
Total Banks 302,576,001
Beverages - 1.0%
1,061,177 Keurig Dr Pepper Inc 40,271,667
Biotechnology - 4.0%
585,971 AbbVie Inc 80,213,570
1,058,916 Gilead Sciences Inc 72,726,351
Total Biotechnology 152,939,921
Building Products - 1.2%
653,712 Johnson Controls International plc 47,505,251
Capital Markets - 8.5%
781,902 Bank of New York Mellon Corp/The 46,335,512
1,164,214 Charles Schwab Corp 102,101,568
280,498 LPL Financial Holdings Inc 48,335,415
1,283,444 Morgan Stanley 131,604,348
Total Capital Markets 328,376,843
Chemicals - 1.8%
594,752 DuPont de Nemours Inc 45,558,003
145,764 PPG Industries Inc 22,768,337
Total Chemicals 68,326,340
Commercial Services & Supplies - 2.0%
504,105 Waste Management Inc 75,837,556
Communications Equipment - 2.2%
1,483,945 Cisco Systems Inc 82,611,218
Consumer Finance - 2.2%
149,389 American Express Co 26,863,130
211,548 Discover Financial Services 24,486,681
823,222 Synchrony Financial 35,061,025
Total Consumer Finance 86,410,836
Containers & Packaging - 1.1%
367,492 Crown Holdings Inc 42,041,085

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Shares Description (1) Value
Diversified Financial Services - 1.2%
681,859 Voya Financial Inc $ 46,339,138
Electric Utilities - 4.9%
749,690 Alliant Energy Corp 44,876,443
529,616 American Electric Power Co Inc 47,877,287
458,782 Evergy Inc 29,802,479
287,311 NextEra Energy Inc 22,444,735
615,309 Xcel Energy Inc 42,862,425
Total Electric Utilities 187,863,369
Electrical Equipment - 2.4%
326,911 Eaton Corp PLC 51,792,510
209,146 Hubbell Inc 39,170,954
Total Electrical Equipment 90,963,464
Equity Real Estate Investment Trusts (REITs) - 4.4%
333,708 Crown Castle International Corp 60,905,047
223,234 Extra Space Storage Inc 44,242,746
417,636 Prologis Inc 65,493,678
Total Equity Real Estate Investment Trusts (REITs) 170,641,471
Food & Staples Retailing - 2.4%
667,940 Walmart Inc 93,384,691
Food Products - 1.7%
322,836 Bunge Ltd 31,915,567
374,783 Tyson Foods Inc 34,064,027
Total Food Products 65,979,594
Health Care Equipment & Supplies - 2.0%
602,501 Abbott Laboratories 76,794,777
Health Care Providers & Services - 7.1%
139,122 Anthem Inc 61,351,411
372,645 Cardinal Health Inc 19,217,303
261,903 Cigna Corp 60,358,165
86,310 Humana Inc 33,876,675
207,694 UnitedHealth Group Inc 98,149,953
Total Health Care Providers & Services 272,953,507
Hotels, Restaurants & Leisure - 3.6%
344,609 McDonald's Corp 89,408,805
392,873 Yum! Brands Inc 49,175,913
Total Hotels, Restaurants & Leisure 138,584,718
Household Durables - 1.3%
2,191,341 Newell Brands Inc 50,861,025
Independent Power And Renewable Electricity Prod - 0.4%
465,420 Brookfield Renewable Corp 15,926,672
Insurance - 3.6%
151,871 Everest Re Group Ltd 43,040,241
355,696 Marsh & McLennan Cos Inc 54,649,134
175,277 Willis Towers Watson PLC 41,007,807
Total Insurance 138,697,182
IT Services - 3.3%
444,273 Fidelity National Information Services Inc 53,277,218
319,644 Visa Inc 72,293,884
Total IT Services 125,571,102

Shares Description (1) Value
Life Sciences Tools & Services - 1.7%
231,128 Danaher Corp $ 66,054,071
Machinery - 3.3%
139,900 Parker-Hannifin Corp 43,370,399
290,835 Stanley Black & Decker Inc 50,794,333
348,910 Westinghouse Air Brake Technologies Corp 31,018,099
Total Machinery 125,182,831
Metals & Mining - 1.1%
720,434 Newmont Corp 44,068,948
Mortgage Real Estate Investment Trusts (Reits) - 1.0%
2,487,204 AGNC Investment Corp 37,034,468
Multiline Retail - 0.5%
84,811 Target Corp 18,694,889
Multi-Utilities - 1.5%
590,764 WEC Energy Group Inc 57,327,739
Oil, Gas & Consumable Fuels - 4.2%
423,656 ConocoPhillips 37,544,395
380,700 Pioneer Natural Resources Co 83,331,423
471,682 Valero Energy Corp 39,135,455
Total Oil, Gas & Consumable Fuels 160,011,273
Pharmaceuticals - 1.7%
1,098,565 AstraZeneca PLC, ADR 63,947,469
Road & Rail - 1.7%
264,946 Union Pacific Corp 64,792,544
Semiconductors & Semiconductor Equipment - 4.0%
356,470 Applied Materials Inc 49,257,024
73,027 Broadcom Inc 42,785,059
363,869 Marvell Technology Inc 25,980,247
208,954 QUALCOMM Inc 36,725,755
Total Semiconductors & Semiconductor Equipment 154,748,085
Software - 0.8%
1,170,116 NortonLifeLock Inc 30,434,717
Tobacco - 2.7%
1,026,167 Philip Morris International Inc 105,541,276
Total Long-Term Investments (cost $3,125,398,001) 3,773,317,494
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.9%
REPURCHASE AGREEMENTS - 0.9%
$ 32,275 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$32,274,863, collateralized $24,645,100 Treasury U.S.
Government Bonds, 4.250%, due 11/15/40, value
$32,920,462
0.000% 2/01/22 $ 32,274,863
Total Short-Term Investments (cost $32,274,863) 32,274,863
Total Investments (cost $ 3,157,672,864 ) - 99 .1% 3,805,592,357
Other Assets Less Liabilities - 0.9% 35,938,517
Net Assets - 100% $ 3,841,530,874

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,773,317,494 $ – $ – $ 3,773,317,494
Short-Term Investments:
Repurchase Agreements – 32,274,863 – 32,274,863
Total
$ 3,773,317,494 $ 32,274,863 $ – $ 3,805,592,357
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt

Nuveen Large Cap Select Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.8%
7,511 Airbus SE, ADR (2) $ 237,874
6,838 Raytheon Technologies Corp 616,719
Total Aerospace & Defense 854,593
Auto Components - 0.7%
2,468 Aptiv PLC (2) 337,079
Automobiles - 4.2%
18,325 Ford Motor Co 371,997
6,820 General Motors Co (2) 359,619
1,339 Tesla Inc (2) 1,254,268
Total Automobiles 1,985,884
Banks - 4.2%
31,831 Huntington Bancshares Inc/OH 479,375
883 SVB Financial Group (2) 515,584
18,643 Wells Fargo & Co 1,002,993
Total Banks 1,997,952
Beverages - 0.8%
4,343 Monster Beverage Corp (2) 376,625
Biotechnology - 3.9%
6,541 AbbVie Inc 895,398
5,004 Gilead Sciences Inc 343,675
1,789 Seagen Inc (2) 240,638
1,526 Vertex Pharmaceuticals Inc (2) 370,894
Total Biotechnology 1,850,605
Building Products - 1.1%
6,919 Johnson Controls International plc 502,804
Capital Markets - 7.4%
1,967 Ameriprise Financial Inc 598,578
11,024 Charles Schwab Corp 966,805
4,473 LPL Financial Holdings Inc 770,787
11,489 Morgan Stanley 1,178,082
Total Capital Markets 3,514,252
Chemicals - 2.0%
15,058 Axalta Coating Systems Ltd (2) 445,867
6,476 DuPont de Nemours Inc 496,062
Total Chemicals 941,929
Commercial Services & Supplies - 1.2%
3,833 Waste Management Inc 576,637
Communications Equipment - 0.7%
5,693 Cisco Systems Inc 316,929
Consumer Finance - 1.4%
15,225 Synchrony Financial 648,433

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Shares Description (1) Value
Containers & Packaging - 1.5%
4,381 Crown Holdings Inc $ 501,186
3,474 Sealed Air Corp 235,954
Total Containers & Packaging 737,140
Electric Utilities - 2.3%
15,422 Xcel Energy Inc 1,074,297
Electrical Equipment - 2.3%
2,957 Eaton Corp PLC 468,477
1,834 Hubbell Inc 343,490
14,474 Vertiv Holdings Co 301,928
Total Electrical Equipment 1,113,895
Food & Staples Retailing - 2.5%
7,465 Performance Food Group Co (2) 314,948
6,140 Walmart Inc 858,434
Total Food & Staples Retailing 1,173,382
Health Care Equipment & Supplies - 1.3%
4,939 Abbott Laboratories 629,525
Health Care Providers & Services - 5.5%
1,147 Anthem Inc 505,816
3,869 Centene Corp (2) 300,853
2,218 Cigna Corp 511,160
1,201 Humana Inc 471,392
1,768 UnitedHealth Group Inc 835,504
Total Health Care Providers & Services 2,624,725
Hotels, Restaurants & Leisure - 1.7%
3,121 McDonald's Corp 809,743
Household Durables - 0.5%
10,981 Newell Brands Inc 254,869
Insurance - 1.0%
2,109 Willis Towers Watson PLC 493,422
Interactive Media & Services - 7.5%
883 Alphabet Inc, Class C (2) 2,396,435
3,776 Meta Platforms Inc (2) 1,182,870
Total Interactive Media & Services 3,579,305
Internet & Direct Marketing Retail - 4.0%
631 Amazon.com Inc (2) 1,887,618
It Services - 1.7%
7,515 Fiserv Inc (2) 794,335
IT Services - 6.0%
3,967 Mastercard Inc 1,532,770
5,889 Visa Inc 1,331,915
Total IT Services 2,864,685
Life Sciences Tools & Services - 2.6%
2,454 Danaher Corp 701,329
2,226 IQVIA Holdings Inc (2) 545,147
Total Life Sciences Tools & Services 1,246,476

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Shares Description (1) Value
Machinery - 2.7%
1,682 Parker-Hannifin Corp $ 521,437
2,547 Stanley Black & Decker Inc 444,834
3,725 Westinghouse Air Brake Technologies Corp 331,152
Total Machinery 1,297,423
Oil, Gas & Consumable Fuels - 1.8%
3,928 Pioneer Natural Resources Co 859,800
Pharmaceuticals - 1.2%
10,066 AstraZeneca PLC, ADR 585,942
Road & Rail - 1.4%
2,828 Union Pacific Corp 691,587
Semiconductors & Semiconductor Equipment - 7.1%
1,445 Broadcom Inc 846,596
1,420 Lam Research Corp 837,686
8,069 Marvell Technology Inc 576,127
2,077 NXP Semiconductors NV 426,699
2,733 QUALCOMM Inc 480,352
2,420 Wolfspeed Inc (2) 228,061
Total Semiconductors & Semiconductor Equipment 3,395,521
Software - 10.6%
11,406 Microsoft Corp 3,547,038
3,193 salesforce.com Inc (2) 742,788
1,303 ServiceNow Inc (2) 763,271
Total Software 5,053,097
Technology Hardware, Storage & Peripherals - 2.0%
5,475 Apple Inc 956,920
Textiles, Apparel & Luxury Goods - 0.4%
11,771 Under Armour Inc (2) 188,218
Tobacco - 1.8%
8,133 Philip Morris International Inc 836,479
Trading Companies & Distributors - 0.6%
2,548 WESCO International Inc (2) 310,576
Total Long-Term Investments (cost $37,611,298) 47,362,702
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.8%
REPURCHASE AGREEMENTS - 0.8%
$ 382 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price $381,840,
collateralized $291,600 Treasury U.S. Government Bonds,
4.250%, due 11/15/40, value $389,514
0.000% 2/01/22 $ 381,840
Total Short-Term Investments (cost $381,840) 381,840
Total Investments (cost $ 37,993,138 ) - 100 .2% 47,744,542
Other Assets Less Liabilities - (0.2)% (112,407)
Net Assets - 100% $ 47,632,135

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 47,362,702 $ – $ – $ 47,362,702
Short-Term Investments:
Repurchase Agreements – 381,840 – 381,840
Total
$ 47,362,702 $ 381,840 $ – $ 47,744,542
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
Aerospace & Defense - 3.3%
40,244 Axon Enterprise Inc (2) $ 5,631,343
49,597 HEICO Corp 5,440,791
Total Aerospace & Defense 11,072,134
Air Freight & Logistics - 1.2%
50,423 GXO Logistics Inc (2) 4,094,852
Airlines - 1.7%
141,462 Delta Air Lines Inc (2) 5,614,627
Auto Components - 1.6%
40,669 Aptiv PLC (2) 5,554,572
Banks - 2.6%
16,164 Signature Bank/New York NY 4,924,039
37,899 Western Alliance Bancorp 3,759,202
Total Banks 8,683,241
Beverages - 1.6%
63,103 Monster Beverage Corp (2) 5,472,292
Biotechnology - 4.1%
77,562 Horizon Therapeutics Plc (2) 7,238,861
25,217 Seagen Inc (2) 3,391,939
15,774 United Therapeutics Corp (2) 3,184,297
Total Biotechnology 13,815,097
Building Products - 1.2%
44,549 Trex Co Inc (2) 4,074,897
Capital Markets - 2.4%
14,961 MSCI Inc 8,020,891
Chemicals - 0.9%
64,506 Avient Corp 3,210,464
Commercial Services & Supplies - 1.6%
44,563 Waste Connections Inc 5,557,006
Communications Equipment - 2.9%
41,152 Arista Networks Inc (2) 5,115,605
71,925 Ciena Corp (2) 4,769,347
Total Communications Equipment 9,884,952
Construction Materials - 0.8%
72,695 Summit Materials Inc (2) 2,585,034
Consumer Finance - 1.7%
87,291 Synchrony Financial 3,717,723
18,779 Upstart Holdings Inc (2) 2,047,099
Total Consumer Finance 5,764,822
Containers & Packaging - 1.1%
33,724 Crown Holdings Inc 3,858,026

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Shares Description (1) Value
Electrical Equipment - 1.8%
21,881 Generac Holdings Inc (2) $ 6,178,757
Electronic Equipment, Instruments & Components - 2.0%
102,112 Cognex Corp 6,786,363
Entertainment - 1.7%
35,050 Take-Two Interactive Software Inc (2) 5,725,067
Food Products - 1.2%
45,622 Freshpet Inc (2) 4,244,215
Health Care Equipment & Supplies - 5.8%
5,719 Align Technology Inc (2) 2,830,676
16,764 Dexcom Inc (2) 7,216,567
23,893 Insulet Corp (2) 5,925,464
16,801 Penumbra Inc (2) 3,797,194
Total Health Care Equipment & Supplies 19,769,901
Health Care Technology - 2.0%
28,290 Veeva Systems Inc (2) 6,691,717
Hotels, Restaurants & Leisure - 4.2%
58,054 Caesars Entertainment Inc (2) 4,420,232
35,347 Darden Restaurants Inc 4,943,985
31,942 Wingstop Inc 4,895,111
Total Hotels, Restaurants & Leisure 14,259,328
Interactive Media & Services - 2.2%
65,193 Match Group Inc (2) 7,347,251
It Services - 2.3%
112,698 BigCommerce Holdings Inc (2) 3,684,097
20,901 Okta Inc (2) 4,136,099
Total It Services 7,820,196
Leisure Products - 1.1%
59,129 YETI Holdings Inc (2) 3,877,680
Life Sciences Tools & Services - 5.0%
16,411 Charles River Laboratories International Inc (2) 5,411,691
28,036 IQVIA Holdings Inc (2) 6,866,017
23,324 Repligen Corp (2) 4,626,082
Total Life Sciences Tools & Services 16,903,790
Machinery - 3.0%
125,753 Colfax Corp (2) 5,170,964
87,261 Donaldson Co Inc 4,856,947
Total Machinery 10,027,911
Oil, Gas & Consumable Fuels - 2.2%
33,709 Pioneer Natural Resources Co 7,378,563
Professional Services - 1.2%
20,872 Verisk Analytics Inc 4,093,625
Road & Rail - 1.3%
15,654 Saia Inc (2) 4,450,119

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 5.5%
97,874 Microchip Technology Inc $ 7,583,277
33,385 MKS Instruments Inc 5,185,692
14,972 Monolithic Power Systems Inc 6,032,668
Total Semiconductors & Semiconductor Equipment 18,801,637
Software - 18.6%
38,249 Avalara Inc (2) 4,192,856
28,791 Coupa Software Inc (2) 3,865,768
30,072 CyberArk Software Ltd (2) 4,124,375
37,909 Datadog Inc (2) 5,538,884
28,049 DocuSign Inc (2) 3,527,723
39,100 Elastic NV (2) 3,646,075
135,489 Jamf Holding Corp (2) 4,479,266
13,784 Palo Alto Networks Inc (2) 7,131,842
15,075 Paycom Software Inc (2) 5,054,647
28,958 RingCentral Inc (2) 5,110,797
34,791 Synopsys Inc (2) 10,802,606
22,561 Zscaler Inc (2) 5,800,659
Total Software 63,275,498
Specialty Retail - 4.2%
20,761 Burlington Stores Inc (2) 4,918,903
20,337 Five Below Inc (2) 3,335,268
16,201 Ulta Beauty Inc (2) 5,892,952
Total Specialty Retail 14,147,123
Textiles, Apparel & Luxury Goods - 4.7%
169,750 Levi Strauss & Co 3,722,618
21,444 Lululemon Athletica Inc (2) 7,157,149
318,327 Under Armour Inc (2) 5,090,049
Total Textiles, Apparel & Luxury Goods 15,969,816
Total Long-Term Investments (cost $313,287,239) 335,011,464
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.6%
REPURCHASE AGREEMENTS - 1.6%
$ 5,314 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$5,314,005, collateralized $5,615,900 U.S. Treasury
Bonds, 1.875%, due 2/15/41, value $5,420,316
0.000% 2/01/22 $ 5,314,005
Total Short-Term Investments (cost $5,314,005) 5,314,005
Total Investments (cost $ 318,601,244 ) - 100 .3% 340,325,469
Other Assets Less Liabilities - (0.3)% (1,113,483)
Net Assets - 100% $ 339,211,986

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 335,011,464 $ – $ – $ 335,011,464
Short-Term Investments:
Repurchase Agreements – 5,314,005 – 5,314,005
Total
$ 335,011,464 $ 5,314,005 $ – $ 340,325,469
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Mid Cap Value Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
Airlines - 1.3%
101,533 Alaska Air Group Inc (2) $ 5,557,916
Banks - 5.7%
56,599 East West Bancorp Inc 4,886,758
137,835 Fifth Third Bancorp 6,151,576
20,410 First Republic Bank/CA 3,542,972
16,325 Signature Bank/New York NY 4,973,085
40,881 Western Alliance Bancorp 4,054,986
Total Banks 23,609,377
Biotechnology - 1.7%
34,589 United Therapeutics Corp (2) 6,982,481
Building Products - 3.0%
123,818 Carrier Global Corp 5,903,642
73,967 Owens Corning 6,560,873
Total Building Products 12,464,515
Capital Markets - 3.5%
52,162 Northern Trust Corp 6,084,176
80,547 Raymond James Financial Inc 8,527,511
Total Capital Markets 14,611,687
Chemicals - 5.3%
32,079 Celanese Corp 4,995,021
187,168 Huntsman Corp 6,706,230
40,252 PPG Industries Inc 6,287,362
40,852 Westlake Chemical Corp 4,030,050
Total Chemicals 22,018,663
Communications Equipment - 1.9%
119,577 Ciena Corp (2) 7,929,151
Construction Materials - 1.4%
157,681 Summit Materials Inc (2) 5,607,136
Consumer Finance - 1.5%
119,006 OneMain Holdings Inc 6,147,850
Diversified Financial Services - 1.7%
106,561 Voya Financial Inc 7,241,886
Electric Utilities - 3.7%
87,636 American Electric Power Co Inc 7,922,295
66,042 Entergy Corp 7,381,514
Total Electric Utilities 15,303,809
Electrical Equipment - 1.3%
27,971 Hubbell Inc 5,238,689
Electronic Equipment, Instruments & Components - 1.5%
155,614 Avnet Inc 6,280,581

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Shares Description (1) Value
Equity Real Estate Investment Trusts (REITs) - 10.6%
264,060 Apple Hospitality REIT Inc $ 4,259,288
227,065 Brandywine Realty Trust 2,920,056
76,247 EPR Properties 3,352,580
122,457 First Industrial Realty Trust Inc 7,442,936
103,339 Highwoods Properties Inc 4,455,978
153,401 Invitation Homes Inc 6,439,774
231,162 Medical Properties Trust Inc 5,261,247
19,348 Mid-America Apartment Communities Inc 3,998,845
82,685 Regency Centers Corp 5,932,649
Total Equity Real Estate Investment Trusts (REITs) 44,063,353
Food Products - 1.6%
65,727 Bunge Ltd 6,497,771
Health Care Equipment & Supplies - 2.1%
95,193 Envista Holdings Corp (2) 4,116,146
37,865 Zimmer Biomet Holdings Inc 4,658,152
Total Health Care Equipment & Supplies 8,774,298
Health Care Providers & Services - 3.2%
101,928 Centene Corp (2) 7,925,921
236,452 Option Care Health Inc (2) 5,525,883
Total Health Care Providers & Services 13,451,804
Hotels, Restaurants & Leisure - 2.8%
36,267 Darden Restaurants Inc 5,072,665
112,600 Travel + Leisure Co 6,395,680
Total Hotels, Restaurants & Leisure 11,468,345
Household Durables - 2.2%
48,490 DR Horton Inc 4,326,278
23,028 Whirlpool Corp 4,840,255
Total Household Durables 9,166,533
Household Products - 1.5%
70,963 Spectrum Brands Holdings Inc 6,342,673
Insurance - 3.3%
105,149 Hartford Financial Services Group Inc/The 7,557,059
54,599 Reinsurance Group of America Inc 6,269,603
Total Insurance 13,826,662
It Services - 1.0%
19,658 VeriSign Inc (2) 4,269,324
Leisure Products - 1.7%
79,507 Brunswick Corp/DE 7,218,440
Machinery - 7.0%
33,504 AGCO Corp 3,926,669
66,668 Crane Co 6,900,805
65,506 PACCAR Inc 6,091,403
19,642 Parker-Hannifin Corp 6,089,216
35,377 Stanley Black & Decker Inc 6,178,593
Total Machinery 29,186,686
Media - 0.7%
153,960 TEGNA Inc 2,980,666
Metals & Mining - 1.4%
101,873 Steel Dynamics Inc 5,655,989

Shares Description (1) Value
Mortgage Real Estate Investment Trusts (Reits) - 1.2%
206,450 Starwood Property Trust Inc $ 5,109,637
Multiline Retail - 0.7%
14,046 Dollar General Corp 2,928,310
Multi-Utilities - 3.9%
85,298 Ameren Corp 7,569,345
298,892 CenterPoint Energy Inc 8,476,577
Total Multi-Utilities 16,045,922
Oil, Gas & Consumable Fuels - 6.0%
194,640 Devon Energy Corp 9,842,945
44,388 Pioneer Natural Resources Co 9,716,089
181,266 Williams Cos Inc/The 5,427,104
Total Oil, Gas & Consumable Fuels 24,986,138
Pharmaceuticals - 1.1%
31,332 Jazz Pharmaceuticals PLC (2) 4,352,328
Road & Rail - 1.7%
74,431 TFI International Inc 7,167,705
Semiconductors & Semiconductor Equipment - 3.6%
70,011 Marvell Technology Inc 4,998,785
32,141 MKS Instruments Inc 4,992,462
51,436 Wolfspeed Inc (2) 4,847,329
Total Semiconductors & Semiconductor Equipment 14,838,576
Software - 2.5%
41,002 Check Point Software Technologies Ltd (2) 4,961,652
16,736 Synopsys Inc (2) 5,196,528
Total Software 10,158,180
Specialty Retail - 2.3%
40,658 AutoNation Inc (2) 4,431,722
53,315 Best Buy Co Inc 5,293,113
Total Specialty Retail 9,724,835
Textiles, Apparel & Luxury Goods - 1.0%
113,426 Tapestry Inc 4,304,517
Thrifts & Mortgage Finance - 1.0%
185,918 Radian Group Inc 4,162,704
Trading Companies & Distributors - 1.3%
44,591 WESCO International Inc (2) 5,435,197
Total Long-Term Investments (cost $295,360,621) 411,110,334

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
REPURCHASE AGREEMENTS - 1.2%
$ 5,095 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$5,094,841, collateralized $3,890,500 Treasury U.S.
Government Bonds, 4.250%, due 11/15/40, value
$5,196,857
0.000% 2/01/22 $ 5,094,841
Total Short-Term Investments (cost $5,094,841) 5,094,841
Total Investments (cost $ 300,455,462 ) - 100 .1% 416,205,175
Other Assets Less Liabilities - (0.1)% (559,759)
Net Assets - 100% $ 415,645,416
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 411,110,334 $ – $ – $ 411,110,334
Short-Term Investments:
Repurchase Agreements – 5,094,841 – 5,094,841
Total
$ 411,110,334 $ 5,094,841 $ – $ 416,205,175
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
Airlines - 1.4%
153,223 Sun Country Airlines Holdings Inc (2) $ 4,072,667
Auto Components - 1.6%
34,860 Fox Factory Holding Corp (2) 4,638,820
Banks - 2.6%
74,482 Ameris Bancorp 3,672,708
51,123 Preferred Bank/Los Angeles CA 3,990,661
Total Banks 7,663,369
Beverages - 1.2%
47,743 MGP Ingredients Inc 3,612,235
Biotechnology - 6.2%
185,301 Affimed NV (2) 756,028
29,821 Arena Pharmaceuticals Inc (2) 2,742,936
38,297 Arrowhead Pharmaceuticals Inc (2) 2,020,550
32,436 Blueprint Medicines Corp (2) 2,500,816
40,076 Fate Therapeutics Inc (2) 1,663,555
60,182 Halozyme Therapeutics Inc (2) 2,082,899
25,571 Intellia Therapeutics Inc (2) 2,418,249
81,502 Iovance Biotherapeutics Inc (2) 1,357,008
39,167 Natera Inc (2) 2,767,148
Total Biotechnology 18,309,189
Building Products - 1.6%
139,050 AZEK Co Inc/The (2) 4,592,821
Capital Markets - 0.9%
21,936 Evercore Inc 2,738,052
Chemicals - 2.9%
78,895 Avient Corp 3,926,604
67,773 Ingevity Corporation (2) 4,466,919
Total Chemicals 8,393,523
Commercial Services & Supplies - 1.6%
33,015 Tetra Tech Inc 4,595,358
Construction Materials - 1.5%
120,175 Summit Materials Inc (2) 4,273,423
Diversified Telecommunication Services - 1.1%
49,975 Bandwidth Inc (2) 3,128,935
Electronic Equipment, Instruments & Components - 1.7%
80,537 II-VI Inc (2) 5,106,046
Total Electronic Equipment, Instruments & Components 5,106,046
Equity Real Estate Investment Trusts (REITs) - 2.4%
22,955 EastGroup Properties Inc 4,588,934
274,196 Summit Hotel Properties Inc (2) 2,582,926
Total Equity Real Estate Investment Trusts (REITs) 7,171,860

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Shares Description (1) Value
Food Products - 0.9%
28,979 Freshpet Inc (2) $ 2,695,916
Health Care Equipment & Supplies - 5.5%
70,047 AtriCure Inc (2) 4,597,885
61,172 Axonics Inc (2) 2,901,388
103,099 BioLife Solutions Inc (2) 3,076,474
44,529 Establishment Labs Holdings Inc (2) 2,330,648
27,131 Tandem Diabetes Care Inc (2) 3,204,442
Total Health Care Equipment & Supplies 16,110,837
Health Care Providers & Services - 7.2%
62,922 Acadia Healthcare Co Inc (2) 3,312,843
47,614 Addus HomeCare Corp (2) 3,801,026
58,444 Ensign Group Inc/The 4,408,431
112,111 HealthEquity Inc (2) 5,991,212
82,777 Surgery Partners Inc (2) 3,532,094
Total Health Care Providers & Services 21,045,606
Health Care Technology - 3.1%
19,481 Inspire Medical Systems Inc (2) 4,310,951
31,044 Omnicell Inc (2) 4,660,946
Total Health Care Technology 8,971,897
Hotels, Restaurants & Leisure - 4.7%
99,804 BJ's Restaurants Inc (2) 3,003,103
175,026 Everi Holdings Inc (2) 3,460,264
20,449 Papa John's International Inc 2,524,429
32,081 Wingstop Inc 4,916,413
Total Hotels, Restaurants & Leisure 13,904,209
Household Durables - 2.6%
53,292 Lovesac Co/The (2) 2,869,774
20,229 TopBuild Corp (2) 4,706,277
Total Household Durables 7,576,051
Insurance - 1.5%
22,597 Kinsale Capital Group Inc 4,526,631
Interactive Media & Services - 1.1%
235,136 Eventbrite Inc (2) 3,369,499
It Services - 2.8%
115,531 BigCommerce Holdings Inc (2) 3,776,709
272,073 Verra Mobility Corp (2) 4,309,636
Total It Services 8,086,345
Leisure Products - 0.9%
112,022 Callaway Golf Co (2) 2,672,845
Machinery - 5.8%
54,802 ESCO Technologies Inc 4,372,104
35,789 John Bean Technologies Corp 4,831,515
110,612 Shyft Group Inc/The 4,639,067
60,605 SPX Corp (2) 3,162,369
Total Machinery 17,005,055
Media - 0.9%
201,652 Magnite Inc (2) 2,736,418

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 3.4%
81,554 Civitas Resources Inc $ 4,444,694
121,256 Matador Resources Co 5,428,631
Total Oil, Gas & Consumable Fuels 9,873,325
Personal Products - 1.4%
137,121 elf Beauty Inc (2) 4,053,297
Pharmaceuticals - 1.7%
80,177 Pacira BioSciences Inc (2) 5,032,710
Professional Services - 2.9%
40,719 ASGN Inc (2) 4,677,392
40,765 ICF International Inc 3,847,808
Total Professional Services 8,525,200
Road & Rail - 1.7%
17,158 Saia Inc (2) 4,877,676
Semiconductors & Semiconductor Equipment - 6.0%
91,824 Lattice Semiconductor Corp (2) 5,070,521
92,011 MACOM Technology Solutions Holdings Inc (2) 5,631,993
41,710 Silicon Laboratories Inc (2) 6,890,075
Total Semiconductors & Semiconductor Equipment 17,592,589
Software - 11.5%
40,423 Asana Inc (2) 2,121,399
47,152 Blackline Inc (2) 4,331,854
48,379 CommVault Systems Inc (2) 3,263,647
20,757 CyberArk Software Ltd (2) 2,846,823
53,232 Envestnet Inc (2) 3,935,974
136,475 Jamf Holding Corp (2) 4,511,864
47,062 Q2 Holdings Inc (2) 3,070,795
100,831 Tenable Holdings Inc (2) 5,182,713
591,081 Videopropulsion Inc (2),(3) 591
36,302 Workiva Inc (2) 4,293,801
Total Software 33,559,461
Specialty Retail - 2.5%
46,113 Boot Barn Holdings Inc (2) 4,241,013
106,828 Urban Outfitters Inc (2) 3,068,100
Total Specialty Retail 7,309,113
Textiles, Apparel & Luxury Goods - 3.0%
39,441 Crocs Inc (2) 4,047,436
113,395 Steven Madden Ltd 4,665,070
Total Textiles, Apparel & Luxury Goods 8,712,506
Trading Companies & Distributors - 1.3%
40,132 Applied Industrial Technologies Inc 3,932,133
Total Long-Term Investments (cost $263,372,480) 290,465,617

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.9%
REPURCHASE AGREEMENTS - 0.9%
$ 2,468 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$2,468,326, collateralized $2,608,600 U.S. Treasury
Bonds, 1.875%, due 2/15/41, value $2,517,751
0.000% 2/01/22 $ 2,468,326
Total Short-Term Investments (cost $2,468,326) 2,468,326
Total Investments (cost $ 265,840,806 ) - 100 .0% 292,933,943
Other Assets Less Liabilities - 0.0% 73,444
Net Assets - 100% $ 293,007,387
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 290,465,026 $ – $ 591 $ 290,465,617
Short-Term Investments:
Repurchase Agreements – 2,468,326 – 2,468,326
Total
$ 290,465,026 $ 2,468,326 $ 591 $ 292,933,943
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment values at a fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen Small Cap Select Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.1%
COMMON STOCKS - 98.1%
Air Freight & Logistics - 1.1%
21,233 Hub Group Inc (2) $ 1,607,763
Airlines - 1.2%
67,882 Sun Country Airlines Holdings Inc (2) 1,804,304
Auto Components - 0.3%
18,993 Dana Inc 411,388
Total Auto Components 411,388
Banks - 11.2%
30,167 Ameris Bancorp 1,487,535
41,963 Banner Corp 2,606,322
72,374 Home BancShares Inc/AR 1,705,131
44,276 PacWest Bancorp 2,055,735
19,794 Pinnacle Financial Partners Inc 1,914,278
25,043 Preferred Bank/Los Angeles CA 1,954,856
45,907 Veritex Holdings Inc 1,843,166
27,615 Wintrust Financial Corp 2,708,203
Total Banks 16,275,226
Beverages - 1.3%
24,692 MGP Ingredients Inc 1,868,197
Biotechnology - 3.0%
11,445 Arena Pharmaceuticals Inc (2) 1,052,711
6,098 Arrowhead Pharmaceuticals Inc (2) 321,730
7,636 Blueprint Medicines Corp (2) 588,736
11,750 Fate Therapeutics Inc (2) 487,742
18,272 Halozyme Therapeutics Inc (2) 632,394
5,808 Intellia Therapeutics Inc (2) 549,263
10,112 Natera Inc (2) 714,413
Total Biotechnology 4,346,989
Building Products - 1.4%
60,715 AZEK Co Inc/The (2) 2,005,416
Capital Markets - 2.6%
10,385 Evercore Inc 1,296,255
16,631 Piper Sandler Cos 2,564,833
Total Capital Markets 3,861,088
Chemicals - 2.7%
41,299 Avient Corp 2,055,451
25,860 HB Fuller Co 1,855,972
Total Chemicals 3,911,423
Commercial Services & Supplies - 1.3%
50,482 MillerKnoll Inc 1,949,615
Construction Materials - 1.3%
53,829 Summit Materials Inc (2) 1,914,159
Consumer Finance - 0.8%
22,716 Regional Management Corp 1,153,064

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Shares Description (1) Value
Diversified Telecommunication Services - 0.8%
18,547 Bandwidth Inc (2) $ 1,161,228
Electrical Equipment - 1.6%
15,000 Regal Rexnord Corp 2,377,200
Electronic Equipment, Instruments & Components - 1.9%
12,289 Advanced Energy Industries Inc 1,059,066
122,720 TTM Technologies Inc (2) 1,651,811
Total Electronic Equipment, Instruments & Components 2,710,877
Equity Real Estate Investment Trusts (REITs) - 5.6%
111,662 Brandywine Realty Trust 1,435,973
9,687 EastGroup Properties Inc 1,936,528
61,021 Industrial Logistics Properties Trust 1,399,212
46,707 STAG Industrial Inc 1,995,790
141,828 Summit Hotel Properties Inc (2) 1,336,020
Total Equity Real Estate Investment Trusts (REITs) 8,103,523
Gas Utilities - 1.3%
28,780 Spire Inc 1,897,178
Health Care Equipment & Supplies - 4.5%
25,512 AtriCure Inc (2) 1,674,608
26,070 Axonics Inc (2) 1,236,500
30,208 BioLife Solutions Inc (2) 901,407
22,610 Establishment Labs Holdings Inc (2) 1,183,407
12,669 Tandem Diabetes Care Inc (2) 1,496,335
Total Health Care Equipment & Supplies 6,492,257
Health Care Providers & Services - 6.8%
27,719 Acadia Healthcare Co Inc (2) 1,459,405
41,543 HealthEquity Inc (2) 2,220,058
62,549 Option Care Health Inc (2) 1,461,770
64,018 Select Medical Holdings Corp 1,487,138
33,555 Surgery Partners Inc (2) 1,431,792
24,625 Tenet Healthcare Corp (2) 1,825,205
Total Health Care Providers & Services 9,885,368
Health Care Technology - 1.1%
10,855 Omnicell Inc (2) 1,629,770
Hotels, Restaurants & Leisure - 4.1%
72,984 Everi Holdings Inc (2) 1,442,894
108,624 Noodles & Co (2) 913,528
12,776 Papa John's International Inc 1,577,197
24,190 Texas Roadhouse Inc 2,065,584
Total Hotels, Restaurants & Leisure 5,999,203
Household Durables - 1.1%
15,074 Meritage Homes Corp (2) 1,538,000
Interactive Media & Services - 1.4%
74,815 Eventbrite Inc (2) 1,072,099
8,806 Ziff Davis Inc (2) 925,158
Total Interactive Media & Services 1,997,257
It Services - 2.0%
34,886 BigCommerce Holdings Inc (2) 1,140,423
113,070 Verra Mobility Corp (2) 1,791,029
Total It Services 2,931,452

Shares Description (1) Value
Leisure Products - 1.0%
61,172 Callaway Golf Co (2) $ 1,459,564
Machinery - 5.8%
37,693 Altra Industrial Motion Corp 1,819,818
10,825 EnPro Industries Inc 1,136,842
22,439 ESCO Technologies Inc 1,790,183
48,437 Shyft Group Inc/The 2,031,448
33,174 SPX Corp (2) 1,731,019
Total Machinery 8,509,310
Media - 0.8%
85,147 Magnite Inc (2) 1,155,445
Metals & Mining - 0.7%
18,504 Alcoa Corp 1,049,362
Mortgage Real Estate Investment Trusts (Reits) - 0.9%
112,179 Ladder Capital Corp 1,333,808
Multi-Utilities - 1.4%
30,867 Black Hills Corp 2,090,931
Oil, Gas & Consumable Fuels - 5.1%
50,250 Civitas Resources Inc 2,738,625
104,497 Northern Oil and Gas Inc 2,457,770
38,164 PDC Energy Inc 2,261,980
Total Oil, Gas & Consumable Fuels 7,458,375
Personal Products - 1.3%
64,179 elf Beauty Inc (2) 1,897,131
Pharmaceuticals - 1.2%
27,323 Pacira BioSciences Inc (2) 1,715,065
Professional Services - 2.6%
16,470 ASGN Inc (2) 1,891,909
20,448 ICF International Inc 1,930,087
Total Professional Services 3,821,996
Road & Rail - 0.7%
3,706 Saia Inc (2) 1,053,542
Semiconductors & Semiconductor Equipment - 4.1%
31,638 Lattice Semiconductor Corp (2) 1,747,050
37,380 MACOM Technology Solutions Holdings Inc (2) 2,288,030
12,103 Silicon Laboratories Inc (2) 1,999,295
Total Semiconductors & Semiconductor Equipment 6,034,375
Software - 5.5%
27,671 CommVault Systems Inc (2) 1,866,686
7,412 CyberArk Software Ltd (2) 1,016,556
44,593 Jamf Holding Corp (2) 1,474,244
37,511 Tenable Holdings Inc (2) 1,928,065
14,978 Workiva Inc (2) 1,771,598
Total Software 8,057,149
Specialty Retail - 1.0%
48,551 Urban Outfitters Inc (2) 1,394,385

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 2.3%
24,071 Kontoor Brands Inc $ 1,186,460
51,310 Steven Madden Ltd 2,110,893
Total Textiles, Apparel & Luxury Goods 3,297,353
Trading Companies & Distributors - 3.3%
21,702 Applied Industrial Technologies Inc 2,126,362
34,053 Beacon Roofing Supply Inc (2) 1,868,488
116,130 MRC Global Inc (2) 860,523
Total Trading Companies & Distributors 4,855,373
Total Long-Term Investments (cost $122,534,048) 143,015,109
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.4%
REPURCHASE AGREEMENTS - 1.4%
$ 2,121 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$2,120,826, collateralized $1,619,500 Treasury U.S.
Government Bonds, 4.250%, due 11/15/40, value
$2,163,298
0.000% 2/01/22 $ 2,120,826
Total Short-Term Investments (cost $2,120,826) 2,120,826
Total Investments (cost $ 124,654,874 ) - 99 .5% 145,135,935
Other Assets Less Liabilities - 0.5% 684,603
Net Assets - 100% $ 145,820,538
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 143,015,109 $ – $ – $ 143,015,109
Short-Term Investments:
Repurchase Agreements – 2,120,826 – 2,120,826
Total
$ 143,015,109 $ 2,120,826 $ – $ 145,135,935

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Small Cap Value Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
Aerospace & Defense - 0.5%
109,381 Parsons Corp (2) $ 3,330,651
Air Freight & Logistics - 1.5%
388,106 Air Transport Services Group Inc (2) 10,420,646
Auto Components - 1.4%
434,634 Dana Inc 9,414,172
Automobiles - 1.2%
84,719 Thor Industries Inc 8,013,570
Banks - 15.8%
194,663 Ameris Bancorp 9,598,832
212,169 Banner Corp 13,177,817
250,718 Cathay General Bancorp 11,322,425
331,102 ConnectOne Bancorp Inc 10,598,575
258,309 First Interstate BancSystem Inc 9,492,856
208,489 Heartland Financial USA Inc 10,847,683
601,018 Investors Bancorp Inc 9,808,614
111,951 Pinnacle Financial Partners Inc 10,826,781
151,925 Preferred Bank/Los Angeles CA 11,859,265
110,943 Wintrust Financial Corp 10,880,180
Total Banks 108,413,028
Biotechnology - 1.9%
39,402 United Therapeutics Corp (2) 7,954,082
313,100 Vanda Pharmaceuticals Inc (2) 4,746,596
Total Biotechnology 12,700,678
Building Products - 2.8%
76,962 Gibraltar Industries Inc (2) 4,217,518
243,417 Quanex Building Products Corp 5,304,056
402,568 Resideo Technologies Inc (2) 9,975,635
Total Building Products 19,497,209
Capital Markets - 2.3%
154,346 Federated Hermes Inc 5,110,396
69,396 Piper Sandler Cos 10,702,251
Total Capital Markets 15,812,647
Chemicals - 4.6%
143,593 Cabot Corp 7,896,179
721,995 Ecovyst Inc 7,386,009
128,597 Minerals Technologies Inc 8,997,932
317,770 Tronox Holdings PLC 7,213,379
Total Chemicals 31,493,499
Commercial Services & Supplies - 3.7%
264,242 Deluxe Corp 7,953,684
177,874 MillerKnoll Inc 6,869,494
379,395 SP Plus Corp (2) 10,691,351
Total Commercial Services & Supplies 25,514,529
Construction & Engineering - 1.0%
56,817 EMCOR Group Inc 6,773,155

Shares Description (1) Value
Construction Materials - 0.8%
154,376 Summit Materials Inc (2) $ 5,489,611
Consumer Finance - 1.8%
93,426 OneMain Holdings Inc 4,826,387
180,239 PROG Holdings Inc (2) 7,175,315
Total Consumer Finance 12,001,702
Electric Utilities - 1.3%
143,239 Otter Tail Corp 9,081,353
Electrical Equipment - 1.1%
208,048 nVent Electric PLC 7,196,380
Electronic Equipment, Instruments & Components - 3.2%
249,868 Avnet Inc 10,084,672
472,058 TTM Technologies Inc (2) 6,353,901
263,031 Vishay Intertechnology Inc 5,447,372
Total Electronic Equipment, Instruments & Components 21,885,945
Equity Real Estate Investment Trusts (REITs) - 8.9%
451,156 Brandywine Realty Trust 5,801,866
69,551 Centerspace 6,633,774
656,660 Global Medical REIT Inc 11,104,120
859,683 LXP Industrial Trust 12,800,680
547,327 RLJ Lodging Trust 7,580,479
579,129 RPT Realty 7,308,608
124,012 STAG Industrial Inc 5,299,033
501,685 Summit Hotel Properties Inc (2) 4,725,873
Total Equity Real Estate Investment Trusts (REITs) 61,254,433
Food Products - 1.2%
405,540 Hostess Brands Inc (2) 8,321,681
Gas Utilities - 2.6%
98,176 ONE Gas Inc 7,646,929
156,835 Spire Inc 10,338,563
Total Gas Utilities 17,985,492
Health Care Equipment & Supplies - 1.8%
345,427 Natus Medical Inc (2) 7,958,638
89,688 NuVasive Inc (2) 4,664,673
Total Health Care Equipment & Supplies 12,623,311
Health Care Providers & Services - 1.9%
66,184 Acadia Healthcare Co Inc (2) 3,484,588
396,950 Option Care Health Inc (2) 9,276,721
Total Health Care Providers & Services 12,761,309
Hotels, Restaurants & Leisure - 2.7%
102,133 Dine Brands Global Inc 6,929,724
49,603 Marriott Vacations Worldwide Corp 8,054,535
83,002 Six Flags Entertainment Corp (2) 3,277,749
Total Hotels, Restaurants & Leisure 18,262,008
Household Durables - 2.1%
243,226 La-Z-Boy Inc 8,928,827
107,554 M/I Homes Inc (2) 5,699,286
Total Household Durables 14,628,113
Household Products - 1.2%
95,616 Spectrum Brands Holdings Inc 8,546,158

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

Shares Description (1) Value
Insurance - 3.6%
248,596 American Equity Investment Life Holding Co $ 10,227,239
117,568 Argo Group International Holdings Ltd 6,675,511
273,665 James River Group Holdings Ltd 7,750,193
Total Insurance 24,652,943
Interactive Media & Services - 0.6%
38,330 Ziff Davis Inc (2) 4,026,950
Leisure Products - 0.6%
43,601 Brunswick Corp/DE 3,958,535
Machinery - 1.3%
265,876 Kennametal Inc 9,191,333
Media - 0.8%
288,130 TEGNA Inc 5,578,197
Metals & Mining - 1.6%
51,069 Alcoa Corp 2,896,123
242,572 Commercial Metals Co 8,111,608
Total Metals & Mining 11,007,731
Mortgage Real Estate Investment Trusts (Reits) - 1.3%
731,864 Ladder Capital Corp 8,701,863
Multi-Utilities - 1.3%
129,849 Black Hills Corp 8,795,971
Oil, Gas & Consumable Fuels - 6.8%
386,020 Brigham Minerals Inc 8,353,473
839,806 CNX Resources Corp (2) 12,454,323
549,169 Magnolia Oil & Gas Corp 11,878,525
302,644 Matador Resources Co 13,549,372
Total Oil, Gas & Consumable Fuels 46,235,693
Professional Services - 1.5%
152,813 Korn Ferry 10,143,727
Real Estate Management & Development - 0.7%
199,275 Kennedy-Wilson Holdings Inc 4,475,717
Road & Rail - 1.2%
316,401 Schneider National Inc 8,099,866
Semiconductors & Semiconductor Equipment - 2.1%
138,645 Ultra Clean Holdings Inc (2) 6,990,481
260,684 Veeco Instruments Inc (2) 7,166,203
Total Semiconductors & Semiconductor Equipment 14,156,684
Software - 1.4%
267,305 Avaya Holdings Corp (2) 4,870,297
97,789 Verint Systems Inc (2) 5,019,509
Total Software 9,889,806
Specialty Retail - 1.8%
113,117 Genesco Inc (2) 7,276,817
28,099 Group 1 Automotive Inc 4,771,491
Total Specialty Retail 12,048,308
Technology Hardware, Storage & Peripherals - 0.6%
179,971 Stratasys Ltd (2) 4,290,509

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 0.6%
152,915 Wolverine World Wide Inc $ 4,050,718
Thrifts & Mortgage Finance - 2.3%
398,369 Radian Group Inc 8,919,482
130,819 WSFS Financial Corp 6,852,299
Total Thrifts & Mortgage Finance 15,771,781
Trading Companies & Distributors - 1.7%
96,278 WESCO International Inc (2) 11,735,325
Total Long-Term Investments (cost $531,071,497) 678,232,937
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
REPURCHASE AGREEMENTS - 1.2%
$ 8,274 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$8,274,013, collateralized $8,744,100 U.S. Treasury
Bonds, 1.875%, due 2/15/41, value $8,439,571
0.000% 2/01/22 $ 8,274,013
Total Short-Term Investments (cost $8,274,013) 8,274,013
Total Investments (cost $ 539,345,510 ) - 100 .3% 686,506,950
Other Assets Less Liabilities - (0.3)% (2,168,001)
Net Assets - 100% $ 684,338,949
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 678,232,937 $ – $ – $ 678,232,937
Short-Term Investments:
Repurchase Agreements – 8,274,013 – 8,274,013
Total
$ 678,232,937 $ 8,274,013 $ – $ 686,506,950

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust